                              December 31, 1997




                                    ANNUAL
                                    REPORT
                              MONEY MARKET FUNDS
                                NO-LOAD CLASS


                                   --------


               SAFECO Money Market Fund. . . . . . . . . . 2

               SAFECO Tax-Free Money Market Fund . . . . . 6


                                    [LOGO]

                          REPORT FROM THE FUND MANAGER
                            SAFECO MONEY MARKET FUND
                               December 31, 1997

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     In the year ending December 31, 1997, the SAFECO Money Market Fund returned 4.93% while the average Money Market returned 4.90%, according to Lipper Analytical Services. At year end, the Fund's seven-day yield was 4.96%. The Money Market Fund yields are very attractive compared to the Consumer Price Index that rose 1.70% for the 12 months ending December 31, 1997.

     Early in 1997, ninety-day commercial paper rates fell from 5.30% to 5.20% in March, when the Federal Reserve raised short-term interest rates. Since that time, rates have traded in a range between 5.45% and 5.72%, ending the year at 5.57%. The yield curve (interest rates for various maturities) out to one year remained flat throughout the period, reflecting the market's view of very little risk of inflation and very steady rates going forward.

                                 [PHOTOGRAPH]
                                 NAOMI URATA

     Recently, I invested in U.S. agency securities, commercial paper issued by top-tier corporations, bank notes, medium-term notes, certificates of deposit, taxable municipal bonds and an asset-backed student loan trust, a broad range of assets to seek the best return for our money market investors. Seven securities have a rate that floats so investors can benefit from higher yields if short term rates rise. For example, I added a Merrill Lynch & Co. floating rate note based on the prime rate. This security has an attractive current rate and should continue to perform well. Banks are slower to lower their prime rates in a falling rate environment and quicker to raise rates in a rising rate environment.

     I extended the seven-day weighted average maturity of the Fund from 36 days at January 1, 1997, to 83 days at year end. I

--------------------------------------------------------------------------------

accomplished this by adding several pieces of one-year paper with attractive yields, including Abbey National, a British bank, with a 5.88% yield, and Bayerische Landesbank, a German bank, with a 5.81% yield.

     It appears that the Federal Reserve will not raise interest rates in the next few months as previously thought because inflation has remained low. Oil prices are down due to greater supplies from OPEC and other countries. The Asian financial turmoil is expected to reduce demand, keeping prices low. The dollar has increased in value against Southeast Asian currencies, lowering the cost of imports. As a result, economists are beginning to think that the next move by the Fed may be an easing or lowering of interest rates in 1998. The timing is uncertain. I will continue to keep a longer average maturity to retain higher-yielding assets in the Fund as long as possible.




Naomi Urata
--------------------------------------------------------------------------------
Naomi Urata joined SAFECO in 1993 as a fixed-income analyst and began managing the SAFECO Money Market Fund in August of 1994. She holds a Masters in Management from Yale University and is a Chartered Financial Analyst.


------------------------------------------
               HIGHLIGHTS
------------------------------------------
7-DAY WEIGHTED AVERAGE MATURITY    83 DAYS
TOTAL RETURN (1 YEAR)                4.93%
------------------------------------------

--------------------------------------------------------------------------------

                              PORTFOLIO OF INVESTMENTS
                              SAFECO MONEY MARKET FUND
                              As of December 31, 1997

PRINCIPAL
AMOUNT (000'S)                                                     VALUE (000'S)
--------------------------------------------------------------------------------
COMMERCIAL PAPER AND
FLOATING RATE NOTES++ - 97.2%

ASSET BACKED - 4.6%
    $4,100     Ciesco L.P.
               5.68%, due 1/27/98  . . . . . . . . . . . . . . . . . . . $4,083
     4,000  +  Receivables Capital Corp. 4(2)
               5.88%, due 1/26/98
               (acquired 12/15/97) . . . . . . . . . . . . . . . . . . . .3,984

BANKS - DOMESTIC - 13.5%
               BankBoston N.A. BN
     5,000     5.90%, due 7/23/98. . . . . . . . . . . . . . . . . . . . .5,000
     3,000     5.84%, due 8/05/98. . . . . . . . . . . . . . . . . . . . .3,000
     8,000     Bankers Trust CD
               5.91%, due 8/07/98. . . . . . . . . . . . . . . . . . . . .7,998
     8,000     U.S. Bank N.A. BN
               5.83%, due 10/21/98 . . . . . . . . . . . . . . . . . . . .7,996

BANKS - FOREIGN - 14.7%
     8,000     Abbey National Bank
               5.88%, due 12/22/98 . . . . . . . . . . . . . . . . . . . .7,995
     8,100     Bayerische Landesbank
               5.81%, due 12/17/98 . . . . . . . . . . . . . . . . . . . .8,095
     5,000     National Bank of Canada
               6.15%, due 5/15/98. . . . . . . . . . . . . . . . . . . . .5,000
     5,000     Societe Generale, NY
               6.35%, due 4/15/98. . . . . . . . . . . . . . . . . . . . .5,001

CHEMICALS - 2.2%
     4,000     Formosa Plastic
               5.82%, due 2/27/98. . . . . . . . . . . . . . . . . . . . .3,963

CONGLOMERATES - 2.2%
     4,000     B.A.T. Capital Corp.
               5.82%, due 2/26/98. . . . . . . . . . . . . . . . . . . . .3,964

FINANCE - AUTO - 9.0%
     4,000     Ford Motor Credit Co.
               5.95%, due 1/09/98. . . . . . . . . . . . . . . . . . . . .3,995
     4,000     General Motors Acceptance Corp.
               5.52%, due 2/25/98. . . . . . . . . . . . . . . . . . . . .3,966
               Hyundai Motors
     4,000     5.87%, due 1/07/98. . . . . . . . . . . . . . . . . . . . .3,996
     4,000     5.55%, due 1/06/98. . . . . . . . . . . . . . . . . . . . .3,997

FINANCE - CONSUMER - 8.1%
               Associates Corp. of N.A.
     2,380     6.73%, due 1/02/98. . . . . . . . . . . . . . . . . . . . .2,380
     4,000     5.50%, due 1/08/98. . . . . . . . . . . . . . . . . . . . .3,996
     4,000     Beneficial Corp.
               5.78%, due 1/21/98. . . . . . . . . . . . . . . . . . . . .3,987
     4,000     Household Financial Corp.
               5.54%, due 1/13/98. . . . . . . . . . . . . . . . . . . . .3,993

FINANCE - DIVERSIFIED & BUSINESS - 15.7%
               Finova Capital
     4,000     5.73%, due 2/19/98. . . . . . . . . . . . . . . . . . . . .3,969
     4,000     5.72%, due 1/16/98. . . . . . . . . . . . . . . . . . . . .3,990
     4,000     General Electric Capital Corp.
               5.91%, due 1/14/98. . . . . . . . . . . . . . . . . . . . .3,991
               Heller Financial, Inc.
     4,000     5.90%, due 2/10/98. . . . . . . . . . . . . . . . . . . . .3,974
     4,000     5.85%, due 6/01/98. . . . . . . . . . . . . . . . . . . . .3,902
     8,000     PHH Corp.
               5.99%, due 6/11/98. . . . . . . . . . . . . . . . . . . . .8,000

                         SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                              PORTFOLIO OF INVESTMENTS
                              SAFECO MONEY MARKET FUND
                              As of December 31, 1997

PRINCIPAL
AMOUNT (000'S)                                                     VALUE (000'S)
--------------------------------------------------------------------------------
FINANCE - MISCELLANEOUS - 2.0%
    $3,570     PNC Student Loan Trust
               5.75%, due 7/25/98. . . . . . . . . . . . . . . . . . . . $3,570

FINANCIAL SERVICES - BROKERAGE - 9.1%
     8,200     Merrill Lynch & Co., Inc.
               5.90%, due 12/21/98 . . . . . . . . . . . . . . . . . . . .8,200
     4,000     Morgan Stanley Dean Witter
               5.59%, due 1/22/98. . . . . . . . . . . . . . . . . . . . .3,987
     4,000     5.57%, due 1/20/98. . . . . . . . . . . . . . . . . . . . .3,988

MACHINERY - 2.3%
     4,100     Stanley Works
               5.59%, due 1/30/98. . . . . . . . . . . . . . . . . . . . .4,082

METALS - 4.7%
               BHP Finance (USA), Inc.
     4,000     5.85%, due 2/04/98. . . . . . . . . . . . . . . . . . . . .3,978
     4,415     5.59%, due 1/05/98. . . . . . . . . . . . . . . . . . . . .4,412

MUNICIPALITIES - 9.1%
     4,100     Chicago, Illinois GO Unlimited
               6.20%, due 1/01/01. . . . . . . . . . . . . . . . . . . . .4,100
     4,000     City of Olathe, Kansas
               6.15%, due 3/01/27. . . . . . . . . . . . . . . . . . . . .4,000
     8,000     Wake Forest University
               5.92%, due 7/01/17. . . . . . . . . . . . . . . . . . . . .8,000
                                                                       --------
TOTAL COMMERCIAL PAPER AND
FLOATING RATE NOTES++  . . . . . . . . . . . . . . . . . . . . . . . . .172,532
                                                                       --------

U.S. GOVERNMENT
AND AGENCY SECURITIES - 2.8%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
DISCOUNT NOTES - 2.8%
     5,000     5.71%, due 3/18/98. . . . . . . . . . . . . . . . . . . . $4,998
                                                                       --------

TOTAL U.S. GOVERNMENT
AND AGENCY SECURITIES  . . . . . . . . . . . . . . . . . . . . . . . . . .4,998
                                                                       --------

TOTAL INVESTMENTS - 100.0% . . . . . . . . . . . . . . . . . . . . . . .177,530
Other Assets, less Liabilities . . . . . . . . . . . . . . . . . . . . . . . 44
                                                                       --------

NET ASSETS     . . . . . . . . . . . . . . . . . . . . . . . . . . . . $177,574
                                                                       --------
                                                                       --------

++ Certain securities with a maturity of more than thirteen months have variable rates and/or demand features which qualify them as short-term securities. Rates shown are those in effect on December 31, 1997. These rates change periodically based on specified market rates or indices.


--------------------------------------------------------------------------------
+ Security is exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer." The market value of such security is $3,983,667 and represents 2.2% of net assets.
--------------------------------------------------------------------------------


                         SEE NOTES TO FINANCIAL STATEMENTS

                            REPORT FROM THE FUND MANAGER
                         SAFECO TAX-FREE MONEY MARKET FUND
                                 December 31, 1997

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                    [PHOTOGRAPH]
                                 MARY V. METASTASIO


     In the year ending December 31, 1997, the SAFECO Tax-Free Money Market Fund returned 3.12% while the average tax-free fund returned 3.08%, according to Lipper Analytical Services. The Fund began 1997 with a seven-day weighted average yield of 3.27% andended it at 3.44%.

     Nineteen ninety-seven was a great year for fixed-income securities. A "great year" in the bond market means that yields decline as bond prices rise. For longer-maturity municipal bonds, yields dropped by more than half a percent in 1997. However, rates for tax-free money market funds stayed fairly stable during the year, fluctuating higher and lower, but showing no strong downward movement. So what does this indicate? That there is investor resistance to lower rates? That tax-exempt money market rates are driven largely by factors other than general interest rate movements, such as supply and demand considerations? That the yield curve (the difference between long and short-term rates) has flattened? How about all of the above?

     The important thing to remember about money markets is that it doesn't really matter what happens in the other fixed-income markets or the equity markets. And it doesn't really matter what happens in money markets relative to these other markets. We don't invest in money market funds in order to "make a killing." We invest in them in order to have some money set aside for expenses we will have in the short term, and also some emergency funds. We want to get as much yield as we can, while maintaining quality and liquidity.

     It is the SAFECO Tax-Free Money Market Fund's goal to provide this quality and liquidity,

--------------------------------------------------------------------------------

along with a very competitive yield which is exempt from federal income tax. During 1997, the Fund performed well, ranking 40th out of 136 comparable funds for the year, according to Lipper Analytical Services. We continue to use our barbell strategy, with a heavy weighting of the Fund's assets in short maturities, and a lesser weighting in longer ones. This structure enables us to take advantage of periodic upticks in interest rates, locking in higher yields for longer periods of time for a portion of the Fund's assets.

     For 1998, we plan to manage the SAFECO Tax-Free Money Market Fund as we have in the past -- providing quality, liquidity, and a competitive, tax-exempt yield.




Mary V. Metastasio
--------------------------------------------------------------------------------
Mary Metastasio joined SAFECO's Investment Department in 1985 as a securities analyst and began managing the SAFECO Tax-Free Money Market Fund in 1987. She holds a B.A. in Dramatic Art from Whitman College and an M.B.A. from the University of Washington.




--------------------------------------------------------------------------------
                                     HIGHLIGHTS
--------------------------------------------------------------------------------


COMPARISON OF THE FUND'S
TAX-EQUIVALENT YIELDS TO THE
THREE-MONTH TREASURY BILL YIELD
--------------------------------------------
SAFECO Tax-Free Money Market Fund*

Actual Yield                            3.44
Tax-Equivalent Yield                    4.05
Tax-Equivalent Yield                    4.78
Tax-Equivalent Yield                    4.99
Tax-Equivalent Yield                    5.38
Tax-Equivalent Yield                    5.7

Three-Month Treasury Bill**
Taxable Yield                           5.35

Tax Brackets   39.60%    36%  31%  28%  15%


* Represents the SAFECO Tax-Free Money Market Fund actual yield on December 31, 1997, and related tax-equivalent yields assuming various shareholder tax brackets. Tax-equivalent yield comparisons vary with market conditions.
**   Represents the Three-Month Treasury Bill Yield on December 31, 1997.

-------------------------------------------------------------------------------
7-DAY WEIGHTED AVERAGE MATURITY. . . . . . . . . . . . . . . . . . . . .54 DAYS
TOTAL RETURN (1 YEAR). . . . . . . . . . . . . . . . . . . . . . . . . . .3.12%
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              PORTFOLIO OF INVESTMENTS
                         SAFECO TAX-FREE MONEY MARKET FUND
                              As of December 31, 1997


PRINCIPAL
AMOUNT (000'S)                                                     VALUE (000'S)
--------------------------------------------------------------------------------
MUNICIPAL BONDS - 99.9%
ALABAMA - 2.0%
    $1,500     North Alabama Environmental
               Improvement Authority
               (Reynolds Metals Co.) 1985
               5.00%, due 12/01/00,
               put date 1/01/98. . . . . . . . . . . . . . . . . . . . . $1,500

ALASKA - 5.0%
     1,230     Alaska Industrial Development
               and Export Authority
               Revenue 1988 A-5
               3.85%, due 7/01/98,
               put date 1/07/98. . . . . . . . . . . . . . . . . . . . . .1,230
     2,575     Alaska Industrial Development
               and Export Authority
               Revenue 1988 A-6
               3.85%, due 7/01/01,
               put date 1/07/98. . . . . . . . . . . . . . . . . . . . . .2,575

ARIZONA - 8.6%
     3,600     Apache County Industrial
               Development Authority
               Pollution Control Revenue
               (Tucson Electric Power Co.
               Project) 1981
               3.70%, due 6/15/20,
               put date 1/07/98. . . . . . . . . . . . . . . . . . . . . .3,600
     1,000     Apache County Industrial
               Development Authority
               Revenue (Tucson Electric
               Power Co. Springerville Project) 1983
               3.70%, due 12/15/18,
               put date 1/07/98. . . . . . . . . . . . . . . . . . . . . .1,000
       800     Pima County Industrial
               Development Authority Revenue
               (Tucson Electric Power Co.
               Projects) 1982
               3.70%, due 12/01/22,
               put date 1/07/98. . . . . . . . . . . . . . . . . . . . . . .800
     1,000     Tucson Industrial Development
               Authority Revenue (Tucson City
               Center Parking Garage Project)
               Series 1985 A
               4.28%, due 6/01/15,
               put date 1/07/98. . . . . . . . . . . . . . . . . . . . . .1,000

CALIFORNIA - 2.7%
     1,000     California Student Education
               Loan Marketing Corp. (Student
               Loan Revenue Ref. Bonds)
               3.85%, due 11/01/02,
               put date 11/01/98 . . . . . . . . . . . . . . . . . . . . .1,000
       500     Regional Airports Improvement
               Corp. Fac. American Airlines
               (LAX) Series E
               5.00%, due 12/01/24,
               put date 1/01/98. . . . . . . . . . . . . . . . . . . . . . .500
       500     Regional Airports Improvement
               Corp. Fac. American Airlines
               (LAX) Series G
               5.00%, due 12/01/24,
               put date 1/01/98. . . . . . . . . . . . . . . . . . . . . . .500

                         SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                              PORTFOLIO OF INVESTMENTS
                         SAFECO TAX-FREE MONEY MARKET FUND
                              As of December 31, 1997


PRINCIPAL
AMOUNT (000'S)                                                     VALUE (000'S)
--------------------------------------------------------------------------------
DISTRICT OF COLUMBIA - 1.9%
    $1,420     District of Columbia Supplemental
               Student Loan Revenue
               4.10%, due 7/01/04,
               put date 7/01/98. . . . . . . . . . . . . . . . . . . . . $1,421

FLORIDA - 3.8%
       485     Dade County Equipment Special
               Obligation Revenue 1987 A
               3.90%, due 10/01/99,
               put date 1/07/98. . . . . . . . . . . . . . . . . . . . . . .485
       640     Dade County Equipment Special
               Obligation Revenue 1988 A
               3.90%, due 10/01/99,
               put date 1/07/98. . . . . . . . . . . . . . . . . . . . . . .640
     1,750     Florida Housing Finance Agency
               Multifamily Revenue
               4.10%, due 12/01/09,
               put date 12/01/98 . . . . . . . . . . . . . . . . . . . . .1,750

GEORGIA - 3.2%
       400     Burke County Development
               Authority PCR (Georgia Power
               Co.) 5th Series 1994
               5.00%, due 7/01/24,
               put date 1/01/98. . . . . . . . . . . . . . . . . . . . . . .400
     2,000     Marietta Housing Authority
               Multifamily Housing Revenue
               (Falls at Bells Ferry)
               3.65%, due 1/15/09,
               put date 1/15/98. . . . . . . . . . . . . . . . . . . . . .2,000

ILLINOIS - 8.0%
     3,120     Chicago - O'Hare International
               Airport Revenue 1984 A
               3.70%, due 1/01/15,
               put date 1/07/98. . . . . . . . . . . . . . . . . . . . . .3,120
       580     Chicago - O'Hare International
               Airport Revenue 1984 B
               3.70%, due 1/01/15,
               put date 1/07/98. . . . . . . . . . . . . . . . . . . . . . .580
     1,300     Illinois Development Finance
               Authority IDR (Countryside
               Montessori Schools, Inc.
               Project) Series 1997
               4.25%, due 3/01/22,
               put date 1/07/98. . . . . . . . . . . . . . . . . . . . . .1,300
     1,000     Illinois Development Finance
               Authority Revenue (Sinai
               Community Institute Project)
               Series 1997
               3.90%, due 3/01/22,
               put date 1/07/98. . . . . . . . . . . . . . . . . . . . . .1,000

IOWA - 5.3%
     1,000     Iowa School Corporations
               Warrant Certificates Series A
               4.50%, due 6/26/98. . . . . . . . . . . . . . . . . . . . .1,003
     3,030     Polk County Hospital Equipment
               and Improvement Revenue 1985
               3.80%, due 12/01/05,
               put date 1/07/98. . . . . . . . . . . . . . . . . . . . . .3,030


                         SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                              PORTFOLIO OF INVESTMENTS
                         SAFECO TAX-FREE MONEY MARKET FUND
                              As of December 31, 1997


PRINCIPAL
AMOUNT (000'S)                                                     VALUE (000'S)
--------------------------------------------------------------------------------
KANSAS - 4.2%
    $2,100     Burlington Pollution Control
               Revenue (Kansas City Power
               and Light) Series B
               3.75%, due 9/01/15,
               put date 2/13/98. . . . . . . . . . . . . . . . . . . . . $2,100
     1,100     Wichita Revenue (CSJ Health
               System)
               4.35%, due 10/01/11,
               put date 1/07/98. . . . . . . . . . . . . . . . . . . . . .1,100

KENTUCKY - 1.3%
     1,000     Clark County Pollution Control
               Revenue (East Kentucky
               Power Co-op)
               3.70%, due 10/15/14,
               put date 4/15/98. . . . . . . . . . . . . . . . . . . . . .1,000

LOUISIANA - 1.3%
     1,000     Louisiana Public Facilities
               Authority Special Insurance
               Assessment Revenue
               4.35%, due 12/01/13,
               put date 1/07/98. . . . . . . . . . . . . . . . . . . . . .1,000

MARYLAND - 3.0%
     2,000     Howard County Multifamily
               Housing Revenue (Sherwood
               Crossing Ltd. Partnership)
               3.95%, due 6/01/08,
               put date 6/01/98. . . . . . . . . . . . . . . . . . . . . .2,000
       300     Montgomery County Industrial
               Development Revenue
               (Information Systems & Networks)
               3.95%, due 4/01/14,
               put date 1/01/98. . . . . . . . . . . . . . . . . . . . . . .300

MISSOURI - 5.7%
     2,100     Kansas City Industrial
               Development Authority
               Multifamily Housing Revenue
               (Coach House II Project)
               4.15%, due 12/01/15,
               put date 1/01/98. . . . . . . . . . . . . . . . . . . . . .2,100
       600     Kansas City Industrial
               Development Authority
               Multifamily Housing Revenue
               (J.C. Nichols Co.)
               4.15%, due 5/01/15,
               put date 1/01/98. . . . . . . . . . . . . . . . . . . . . . .600
     1,600     St. Louis Planned Industrial
               Expansion Authority Industrial
               Development Revenue
               (Italgrani U.S.A., Inc.)
               4.00%, due 6/01/03,
               put date 1/01/98. . . . . . . . . . . . . . . . . . . . . .1,600

MONTANA - 2.6%
     1,990     Havre Industrial Development
               Revenue (Safeway, Inc. Projects)
               3.90%, due 6/01/06,
               put date 6/01/98. . . . . . . . . . . . . . . . . . . . . .1,990

OKLAHOMA - 1.3%
     1,000     Oklahoma Water Resources
               Board State Loan Program
               Revenue
               3.75%, due 9/01/23,
               put date 3/02/98. . . . . . . . . . . . . . . . . . . . . .1,000

OREGON - 0.5%
       400     Umatilla County Hospital Facility
               Authority (Franciscan Health
               System Pooled Financing)
               5.00%, due 12/01/24,
               put date 1/01/98. . . . . . . . . . . . . . . . . . . . . . .400


                         SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                              PORTFOLIO OF INVESTMENTS
                         SAFECO TAX-FREE MONEY MARKET FUND
                              As of December 31, 1997


PRINCIPAL
AMOUNT (000'S)                                                     VALUE (000'S)
--------------------------------------------------------------------------------
PENNSYLVANIA - 4.8%
    $2,135     Commonwealth Tax-Exempt
               Mortgage Trust
               4.05%, due 11/01/05,
               put date 5/01/98. . . . . . . . . . . . . . . . . . . . . $2,135
     1,490     Washington County Authority
               (Higher Education Pooled
               Equipment and Leasing Project)
               Series 1985 A
               3.85%, due 11/01/05,
               put date 1/07/98. . . . . . . . . . . . . . . . . . . . . .1,490

SOUTH CAROLINA - 2.0%
     1,500     York County Pollution Control
               Revenue (North Carolina Electric
               Membership Corp. Project)
               Pooled Series 1984 N-3
               3.70%, due 9/15/14,
               put date 3/15/98. . . . . . . . . . . . . . . . . . . . . .1,500

TENNESSEE - 5.2%
     3,400     Hamilton County Industrial
               Development Revenue
               (Komatsu American
               Manufacturing Corp.) 1985
               4.35%, due 11/01/05,
               put date 1/07/98. . . . . . . . . . . . . . . . . . . . . .3,400
       500     Knox County Industrial
               Development Board Industrial
               Development Revenue
               (Service Merchandise)
               3.80%, due 12/15/08,
               put date 1/15/98. . . . . . . . . . . . . . . . . . . . . . .500

TEXAS - 14.3%
       600     Grapevine Industrial Development
               Corp. (American Airlines Inc.
               Project) Series A2
               5.00%, due 12/01/24,
               put date 1/01/98. . . . . . . . . . . . . . . . . . . . . . .600
     1,100     Grapevine Industrial Development
               Corp. (American Airlines Inc.
               Project) Series A4
               5.00%, due 12/01/24,
               put date 1/01/98. . . . . . . . . . . . . . . . . . . . . .1,100
     1,000     Harris County Housing Finance
               Corp. Multifamily Housing
               Revenue (Arbor II, Ltd. Project)
               3.95%, due 10/01/05,
               put date 10/01/98 . . . . . . . . . . . . . . . . . . . . .1,000
       700     Lone Star Airport Improvement
               Authority, Inc. (American
               Airlines Inc. Project) Revenue
               Series 1984 A-3
               5.00%, due 12/01/14,
               put date 1/01/98. . . . . . . . . . . . . . . . . . . . . . .700
     1,200     Lone Star Airport Improvement
               Authority, Inc. (American
               Airlines Inc. Project) Revenue
               Series 1984 A-4
               5.00%, due 12/01/14,
               put date 1/01/98. . . . . . . . . . . . . . . . . . . . . .1,200
     1,100     Lone Star Airport Improvement
               Authority, Inc. (American
               Airlines Inc. Project) Revenue
               Series 1984 B-2
               5.00%, due 12/01/14,
               put date 1/01/98. . . . . . . . . . . . . . . . . . . . . .1,100
     1,000     North Central Texas Health
               Facilities Development  Corp.
               (Presbyterian Medical Center
               Project) Series 1985 C
               5.00%, due 12/01/15,
               put date 1/01/98. . . . . . . . . . . . . . . . . . . . . .1,000
     1,000     Sabine River Industrial
               Development Authority
               (Northeast Texas Electric
               Cooperative, Inc. Project)
               Series 1984 Q
               3.65%, due 8/15/14,
               put date 2/15/98. . . . . . . . . . . . . . . . . . . . . .1,000


                         SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                              PORTFOLIO OF INVESTMENTS
                         SAFECO TAX-FREE MONEY MARKET FUND
                              As of December 31, 1997


PRINCIPAL
AMOUNT (000'S)                                                     VALUE (000'S)
--------------------------------------------------------------------------------
TEXAS (CONTINUED)
    $1,000     Tarrant County Housing Finance
               Corp. Multifamily Housing
               Revenue (Lincoln Meadows
               Project) Series 1988
               4.05%, due 12/01/14,
               put date 12/01/98 . . . . . . . . . . . . . . . . . . . . $1,000
     2,000     State of Texas Tax and Revenue
               Anticipation Notes Series 1997 A
               4.75%, due 8/31/98. . . . . . . . . . . . . . . . . . . . .2,011

VIRGINIA - 4.6%
     2,500     Harrisonburg Development and
               Housing Authority Multifamily
               Housing Revenue (Rolling Brook
               Village Apts. Project)
               3.70%, due 2/01/26,
               put date 2/01/98. . . . . . . . . . . . . . . . . . . . . .2,500
     1,000     Peninsula Ports Authority of
               Virginia Port Facility Revenue
               (CSX Transportation, Inc. Project)
               3.65%, due 12/15/12,
               put date 2/06/98. . . . . . . . . . . . . . . . . . . . . .1,000

WASHINGTON - 8.6%
     1,000     Richland Golf Enterprise
               Revenue 1996
               3.85%, due 12/01/21,
               put date 1/07/98. . . . . . . . . . . . . . . . . . . . . .1,000
     1,955     Washington State Housing
               Finance Commission Revenue
               (Pioneer Human Services)
               4.25%, due 7/01/11,
               put date 1/07/98. . . . . . . . . . . . . . . . . . . . . .1,955
     1,370     Washington State Housing
               Finance Commission Revenue
               (YMCA of Greater Seattle
               Program) 1991
               5.10%, due 7/01/11,
               put date 1/01/98. . . . . . . . . . . . . . . . . . . . . .1,370
     2,130     Washington State Housing
               Finance Commission Revenue
               (YMCA of Snohomish County
               Program) 1994
               4.75%, due 8/01/19,
               put date 1/01/98. . . . . . . . . . . . . . . . . . . . . .2,130
                                                                       --------

TOTAL MUNICIPAL BONDS. . . . . . . . . . . . . . . . . . . . . . . . . . 75,315
                                                                       --------

OTHER INVESTMENTS - 0.3%
INVESTMENT COMPANIES:
       257     Federated Tax-Exempt
               Money Market Fund, Inc. . . . . . . . . . . . . . . . . . . .257
                                                                       --------

TOTAL OTHER INVESTMENTS. . . . . . . . . . . . . . . . . . . . . . . . . . .257
                                                                       --------

TOTAL INVESTMENTS - 100.2% . . . . . . . . . . . . . . . . . . . . . . . 75,572
Liabilities, less Other Assets . . . . . . . . . . . . . . . . . . . . . . (135)
                                                                       --------

NET ASSETS     . . . . . . . . . . . . . . . . . . . . . . . . . . . . .$75,437
                                                                       --------
                                                                       --------

Securities with a maturity of more than thirteen months have variable rates and/or demand features which qualify them as short-term securities. Rates shown are those in effect on December 31, 1997. These rates change periodically based on specified market rates or indices.


--------------------------------------------------------------------------------
If a put date is indicated, the Fund has a right to sell a specified underlying security at an exercise price equal to the amortized cost of the underlying security plus interest, if any, as of that date.
--------------------------------------------------------------------------------


                         SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                        STATEMENTS OF ASSETS AND LIABILITIES
                              As of December 31, 1997


(In Thousands, Except                       SAFECO MONEY        SAFECO TAX-FREE
Per-Share Amounts)                           MARKET FUND      MONEY MARKET FUND
-------------------------------------------------------------------------------

ASSETS
  Investments, at Value (Amortized Cost
    $177,530 and $75,572, respectively)        $ 177,530              $  75,572
  Receivables
    Trust Shares Sold                              1,245                    289
    Interest                                       1,019                    432
                                               ---------              ---------

      Total Assets                               179,794                 76,293

LIABILITIES
  Payables
    Trust Shares Redeemed                          2,024                    783
    Dividends                                         35                     18
    Investment Advisory Fees                          79                     34
    Other                                             82                     21
                                               ---------              ---------

      Total Liabilities                            2,220                    856
                                               ---------              ---------

Net Assets                                     $ 177,574              $  75,437
                                               ---------              ---------
                                               ---------              ---------

NO-LOAD CLASS:
  Net Assets                                   $ 176,623              $  75,437
  Trust Shares Outstanding                       176,623                 75,437
                                               ---------              ---------
  Net Asset Value, Offering Price, and
    Redemption Price Per Share                 $    1.00              $    1.00
                                               ---------              ---------
                                               ---------              ---------

CLASS A:
  Net Assets                                   $     537                     --
  Trust Shares Outstanding                           537
                                               ---------
  Net Asset Value, Offering Price, and
    Redemption Price Per Share                 $    1.00
                                               ---------
                                               ---------

CLASS B:
  Net Assets                                   $     414                     --
  Trust Shares Outstanding                           414
                                               ---------
  Net Asset Value, Offering Price, and
    Redemption Price Per Share                 $    1.00
                                               ---------
                                               ---------
--------------------------------------------------------------------------------


                         SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                             STATEMENTS OF OPERATIONS
                       For the Year Ended December 31, 1997

                                            SAFECO MONEY        SAFECO TAX-FREE
(In Thousands)                               MARKET FUND      MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest                                     $   9,703              $   2,743

EXPENSES
  Investment Advisory Fees                           865                    366
  Transfer Agent Fees                                414                     64
  Legal and Auditing Fees                             18                     15
  Custodian Fees                                      16                      8
  Reports to Shareholders                             34                      4
  Trustees' Fees                                       5                      4
  Other Fees                                           4                      4
                                               ---------              ---------

    Total Expenses                                 1,356                    465
                                               ---------              ---------

NET INVESTMENT INCOME AND NET CHANGE
  IN NET ASSETS RESULTING FROM OPERATIONS      $   8,347              $   2,278
                                               ---------              ---------
                                               ---------              ---------
--------------------------------------------------------------------------------


                         SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                        STATEMENTS OF CHANGES IN NET ASSETS

                                                          SAFECO MONEY               SAFECO TAX-FREE
                                                           MARKET FUND               MONEY MARKET FUND
                                          ----------------------------  ----------------------------
                                                FOR THE        FOR THE        FOR THE        FOR THE
                                                   YEAR     NINE-MONTH           YEAR     NINE-MONTH
                                                  ENDED   PERIOD ENDED          ENDED   PERIOD ENDED
(In Thousands)                            DEC. 31, 1997  DEC. 31, 1996  DEC. 31, 1997  DEC. 31, 1996
----------------------------------------------------------------------------------------------------
OPERATIONS
  Net Investment Income                       $   8,347      $   5,795      $   2,278      $   1,710

DIVIDENDS TO SHAREHOLDERS FROM
  NET INVESTMENT INCOME
    - No-Load Class                              (8,324)        (5,792)        (2,278)        (1,710)
    - Class A                                       (15)            (2)            --             --
    - Class B                                        (8)            (1)            --             --
                                              ---------      ---------      ---------      ---------
    Total                                        (8,347)        (5,795)        (2,278)        (1,710)

NET TRUST SHARE TRANSACTIONS
    - No-Load Class                              15,267         (3,766)         2,273         (6,538)
    - Class A                                       243            295             --             --
    - Class B                                       307            106             --             --
                                              ---------      ---------      ---------      ---------
    Total                                        15,817         (3,365)         2,273         (6,538)
                                              ---------      ---------      ---------      ---------

TOTAL CHANGE IN NET ASSETS                       15,817         (3,365)         2,273         (6,538)

NET ASSETS AT BEGINNING OF PERIOD               161,757        165,122         73,164         79,702
                                              ---------      ---------      ---------      ---------

NET ASSETS AT END OF PERIOD                   $ 177,574      $ 161,757      $  75,437      $  73,164
                                              ---------      ---------      ---------      ---------
                                              ---------      ---------      ---------      ---------

----------------------------------------------------------------------------------------------------

OTHER INFORMATION
INCREASE (DECREASE) IN
TRUST SHARES AND AMOUNTS

SALES                                           322,894        293,668         64,208         57,064
REINVESTMENTS                                     7,794          5,293          2,055          1,533
REDEMPTIONS                                    (314,871)      (302,326)       (63,990)       (65,135)
                                              ---------      ---------      ---------      ---------
NET CHANGE                                       15,817         (3,365)         2,273         (6,538)
                                              ---------      ---------      ---------      ---------
                                              ---------      ---------      ---------      ---------

Because share value is equal to $1.00,
dollar and share amounts are identical.

As of December 31, 1997:
Shares Authorized                             Unlimited                     Unlimited
Par Value Per Share                           $    .001                     $    .001
Paid in Capital                               $ 177,574                     $  75,437

----------------------------------------------------------------------------------------------------


                         SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                           NOTES TO FINANCIAL STATEMENTS

1.   GENERAL

     The SAFECO Money Market Trust ("Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of the SAFECO Money Market Fund and SAFECO Tax-Free Money Market Fund (together the "Funds").

     Effective September 30, 1996, the Money Market Fund began issuing two new classes of shares--Class A and Class B shares. These new shares are distributed by financial professionals and, like the no-load class, have no associated sales or distribution charges.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements.

     SECURITY VALUATION. Investments consist of short-term securities maturing within thirteen months from the date of purchase. Securities in the Tax-Free Money Market Fund with maturities of more than thirteen months have floating rates and/or demand features which qualify them as short-term securities. Securities purchased at par are valued at cost. All other securities are valued at amortized cost, which approximates market value.

     SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. The cost of each portfolio is the same for financial statement and federal income tax purposes.

     SECURITIES PURCHASED ON A WHEN-ISSUED BASIS. In the Tax-Free Money Market Fund, securities purchased on a when-issued or delayed basis may be settled a month or more after the trade date. The securities purchased are carried in the portfolio at market and are subject to market fluctuation during this period. These securities begin earning interest on the settlement date. As commitments to purchase when-issued securities become fixed, the Tax-Free Money Market Fund segregates liquid assets in an amount equal to the total obligation.

--------------------------------------------------------------------------------

     INCOME RECOGNITION. Interest is accrued on portfolio investments daily. Bond premiums, original issue discounts and market discounts are amortized to either call or maturity dates.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income is declared as a dividend to shareholders of record as of the close of each business day and payment is made as of the last business day of each month.

     FEDERAL INCOME AND EXCISE TAXES. Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all income to shareholders in a manner which results in no tax to the Fund. Therefore, no federal income or excise tax provision is required. The Tax-Free Money Market Fund intends to satisfy conditions which will enable it to designate its dividends from net investment income as tax-exempt dividend distributions.

3.   INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     SAFECO Asset Management Company receives investment advisory fees from the Funds. For the Money Market Fund, the fee is based on average daily net assets at the annual rate of 50/100 of one percent on the first $250 million, declining in three levels to 25/100 of one percent on net assets over $750 million. For the Tax-Free Money Market Fund, the fee is based on average daily net assets at the annual rate of 50/100 of one percent on the first $100 million, declining in three levels to 20/100 of one percent on net assets over $500 million. SAFECO Services Corporation receives shareholder servicing fees.

     NOTES PAYABLE AND INTEREST EXPENSE. The Funds may borrow money for temporary purposes from SAFECO Corporation or its affiliates. Interest rates equivalent to commercial bank interest rates are charged on loans over $100,000. No interest is charged on loans under $100,000.

     LINE OF CREDIT. The Trust, together with all other management investment companies for which SAFECO Asset Management Company serves as investment advisor, has a line of credit arrangement with certain financial institutions. Under these arrangements, $75 million is available to meet short-term finanicing needs. No balance was outstanding under these arrangements at December 31, 1997.

--------------------------------------------------------------------------------

                           NOTES TO FINANCIAL STATEMENTS


4.   FINANCIAL HIGHLIGHTS
     (For a Share Outstanding Throughout the Period)

     SAFECO MONEY MARKET FUND
     NO-LOAD CLASS


                                      FOR THE
                                         YEAR     NINE-MONTH
                                        ENDED   PERIOD ENDED
                                  DECEMBER 31    DECEMBER 31                  FOR THE YEAR ENDED MARCH 31
                                  -----------------------------------------------------------------------
                                         1997           1996           1996           1995           1994
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
  BEGINNING OF PERIOD               $    1.00      $    1.00      $    1.00      $    1.00      $    1.00

INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                  0.05           0.03           0.05           0.04           0.02

LESS DISTRIBUTIONS
  Dividends from
    Net Investment Income               (0.05)         (0.03)         (0.05)         (0.04)         (0.02)
                                    ---------      ---------      ---------      ---------      ---------

NET ASSET VALUE AT END OF PERIOD    $    1.00      $    1.00      $    1.00      $    1.00      $    1.00
                                    ---------      ---------      ---------      ---------      ---------
                                    ---------      ---------      ---------      ---------      ---------

TOTAL RETURN                            4.93%         3.54%*          5.15%          4.20%          2.48%

NET ASSETS AT
  END OF PERIOD (000'S)             $ 176,623      $ 161,356      $ 165,122      $ 171,958      $ 186,312
RATIO OF EXPENSES TO
  AVERAGE NET ASSETS                    0.78%        0.81%**          0.78%          0.78%          0.79%
RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS                 4.82%        4.66%**          5.04%          4.21%          2.47%

---------------------------------------------------------------------------------------------------------

  *  Not annualized.
  ** Annualized.

--------------------------------------------------------------------------------

                          NOTES TO FINANCIAL STATEMENTS


4.   FINANCIAL HIGHLIGHTS
     (For a Share Outstanding Throughout the Period)

     SAFECO MONEY MARKET FUND

                                           CLASS A                       CLASS B
                                  --------------------------    --------------------------
                                      FOR THE                       FOR THE
                                         YEAR    THREE-MONTH           YEAR    THREE-MONTH
                                        ENDED   PERIOD ENDED          ENDED   PERIOD ENDED
                                  DECEMBER 31    DECEMBER 31    DECEMBER 31    DECEMBER 31
                                  --------------------------    --------------------------
                                         1997           1996           1997           1996
------------------------------------------------------------------------------------------
NET ASSET VALUE AT
  BEGINNING OF PERIOD               $    1.00      $    1.00      $    1.00      $    1.00

INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                  0.05           0.01           0.05           0.01

LESS DISTRIBUTIONS
  Dividends from Net
    Investment Income                   (0.05)         (0.01)         (0.05)         (0.01)
                                    ---------      ---------      ---------      ---------

NET ASSET VALUE AT END OF PERIOD    $    1.00      $    1.00      $    1.00      $    1.00
                                    ---------      ---------      ---------      ---------
                                    ---------      ---------      ---------      ---------

TOTAL RETURN                            4.97%          1.21%*         4.94%          1.21%*

NET ASSETS AT
  END OF PERIOD (000'S)             $     537      $     295      $     414      $     106
RATIO OF EXPENSES TO
  AVERAGE NET ASSETS                    0.72%          0.55%**        0.78%          0.54%**
RATIO OF NET INVESTMENT INCOME TO
AVERAGE NET ASSETS                      4.91%          5.01%**        4.85%          4.96%**

------------------------------------------------------------------------------------------

  *  Not annualized.
  ** Annualized.

--------------------------------------------------------------------------------

                          NOTES TO FINANCIAL STATEMENTS

4.   FINANCIAL HIGHLIGHTS (Continued)
     (For a Share Outstanding Throughout the Period)

     SAFECO TAX-FREE MONEY MARKET FUND
     NO-LOAD CLASS

                                      FOR THE
                                         YEAR     NINE-MONTH
                                        ENDED   PERIOD ENDED
                                  DECEMBER 31    DECEMBER 31                  FOR THE YEAR ENDED MARCH 31
                                  -----------------------------------------------------------------------
                                         1997           1996           1996           1995           1994
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
  BEGINNING OF PERIOD               $    1.00      $    1.00      $    1.00      $    1.00      $    1.00

INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                  0.03           0.02           0.03           0.03           0.02

LESS DISTRIBUTIONS
  Dividends from
    Net Investment Income               (0.03)         (0.02)         (0.03)         (0.03)         (0.02)
                                    ---------      ---------      ---------      ---------      ---------

NET ASSET VALUE AT END OF PERIOD    $    1.00      $    1.00      $    1.00      $    1.00      $    1.00
                                    ---------      ---------      ---------      ---------      ---------
                                    ---------      ---------      ---------      ---------      ---------

TOTAL RETURN                            3.12%          2.29%*         3.44%          2.84%          1.98%

NET ASSETS AT
  END OF PERIOD (000'S)             $  75,437      $  73,164      $  79,702      $  77,320      $  94,589
RATIO OF EXPENSES TO
  AVERAGE NET ASSETS                    0.63%          0.65%**        0.65%          0.64%          0.64%
RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS                 3.11%          3.03%**        3.40%          2.79%          1.96%

---------------------------------------------------------------------------------------------------------

  *  Not annualized.
  ** Annualized.

--------------------------------------------------------------------------------

                         REPORT OF ERNST & YOUNG LLP,
                             INDEPENDENT AUDITORS


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
OF THE SAFECO MONEY MARKET TRUST

     We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the SAFECO Money Market Trust (comprising, respectively, the SAFECO Money Market Fund and SAFECO Tax-Free Money Market Fund) as of December 31, 1997, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the SAFECO Money Market Trust at December 31, 1997, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.


                                       ERNST & YOUNG, LLP

Seattle, Washington
January 30, 1998

--------------------------------------------------------------------------------


                      This page left blank intentionally.

--------------------------------------------------------------------------------


                               SAFECO FAMILY OF FUNDS


      STABILITY OF PRINCIPAL
           SAFECO Money Market Fund
           SAFECO Tax-Free Money Market Fund

      TAXABLE BOND INCOME
           SAFECO Intermediate-Term U.S. Treasury Fund
           SAFECO GNMA Fund
           SAFECO High-Yield Bond Fund
           SAFECO Managed Bond Fund

      TAX-FREE BOND INCOME
           SAFECO Intermediate-Term Municipal Bond Fund
           SAFECO Insured Municipal Bond Fund
           SAFECO Municipal Bond Fund
           SAFECO California Tax-Free Income Fund
           SAFECO Washington State Municipal Bond Fund

      HIGH CURRENT INCOME
      WITH LONG-TERM GROWTH
           SAFECO Income Fund
           SAFECO Balanced Fund

      LONG-TERM GROWTH
           SAFECO Growth Fund
           SAFECO Equity Fund
           SAFECO Northwest Fund
           SAFECO International Stock Fund
           SAFECO Small Company Stock Fund
           SAFECO U.S. Value Fund

      For more complete information on any SAFECO Mutual Fund, including management fees and expenses, call or write for a free Prospectus. Please read it carefully before you invest or send money.

SAFECO MONEY MARKET FUNDS              FOR SHAREHOLDER SERVICE:

BOARD OF TRUSTEES:                     Monday-Friday,
Boh A. Dickey, Chairman                5:30am-7:00pm Pacific Time
Barbara J. Dingfield
David F. Hill                          NATIONWIDE: 1-800-624-5711
Richard W. Hubbard
Richard E. Lundgren                    SEATTLE: (206) 545-7319
Larry L. Pinnt
John W. Schneider                      DEAF AND HARD OF HEARING
                                       TTY/TDD SERVICE: 1-800-438-8718
OFFICERS:
David F. Hill, President
Ronald L. Spaulding
  Vice President and Treasurer         FOR 24-HOUR AUTOMATED
Neal A. Fuller                         PERFORMANCE INFORMATION
  Vice President and Controller        AND TRANSACTIONS:
David H. Longhurst
  Assistant Controller                 NATIONWIDE: 1-800-835-4391

INVESTMENT ADVISOR:                    SEATTLE: (206) 545-5113
SAFECO Asset
  Management Company

DISTRIBUTOR:                           MAILING ADDRESS:
SAFECO Securities, Inc.
                                       SAFECO Mutual Funds
TRANSFER AGENT:                        P.O. Box 34890
SAFECO Services Corporation            Seattle, WA 98124-1890

CUSTODIAN:                             INTERNET:
State Street Bank                      www.safecofunds.com

INDEPENDENT AUDITORS:                  EMAIL: mfunds@safeco.com
Ernst & Young, LLP




GMF 663 2/98

[LOGO] Printed on Recycled Paper.

This report must be preceded or
accompanied by a current prospectus.

-Registered Trademark- Registered trademark of SAFECO Corporation.


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